Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-06-30	12 Months Ended
Jun. 30, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Jun. 30, 2023
Erroneous Compensation Analysis

As previously disclosed in our Annual Report on Form 10-K for the fiscal year ended June 30, 2024, filed with the SEC on September 27, 2024, we previously determined that it was necessary to restate our audited financial statements for the year ended June 30, 2023, as well as our unaudited financial statements as of and for the periods ended September 30, 2023, December 31, 2023, and March 31, 2024. Under our Equity Compensation Clawback Policy (the “Clawback Policy”), in the event of an accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, the amount of Incentive-Based Compensation (as defined in the Clawback Policy) subject to recovery from an executive officer is equal to the amount of Incentive-Based Compensation received by an executive officer that exceeds the amount of Incentive-Based Compensation that otherwise would have been received by the executive officer had it been determined based on the restated amounts. The revisions to our previously issued financial statements did not impact any financial metric utilized to determine Incentive-Based Compensation during the relevant periods. Further, no Incentive-Based Compensation was awarded to any of our executive officers during the relevant periods, nor did any equity Incentive-Based Compensation vest as a result of our stock price during the relevant periods. As a result, we determined that there was no Erroneously Awarded Compensation (as defined in the Clawback Policy) to be recovered under our Clawback Policy as a result of the restatements.

The individuals covered by this policy (the “Covered Executives”) are any current or former employee who is or was identified as our president, principal financial officer, principal accounting officer (or if there is no such accounting officer, the controller), any vice-president in charge of a principal business unit, division, or function (such as sales, administration, or finance), any other officer who performs a policy-making function, or any other person (including any executive officer of our subsidiaries or affiliates) who performs similar policy-making functions for us.

The policy covers our recoupment of “Incentive-Based Compensation” (as defined in the policy) received by a person after beginning service as a Covered Executive and who served as a Covered Executive at any time during the performance period for that Incentive Compensation. In the event we are required to prepare an accounting restatement, the policy requires us to recover, reasonably promptly, any excess incentive compensation (as determined by our Board of Directors or Compensation Committee) received by any Covered Executive during the three completed fiscal years immediately preceding the date on which we are required to prepare such accounting restatement.